Shareholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' Deficit
Schedule of number of shares issued and outstanding

The Company has the following number of shares issued and outstanding by class as of:

	December 31,
	2020	2019
Ordinary shares	6,083,872	6,028,128
Ordinary A shares	—	—
Ordinary B shares	5,296,549	5,296,549
	11,380,421	11,324,677